Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE H - INCOME TAXES

At March 31, 2018 the Company has available for federal income tax purposes a net operating loss carry forward of approximately $133,792, of which $94,607 expires in the year 2037, that may be used to offset future taxable income. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, since in the opinion of management based upon the earnings history of the Company; it is more likely than not that the benefits will not be realized. Due to possible significant changes in the Company’s ownership, the future use of its existing net operating losses may be limited. All or a portion of the remaining valuation allowance may be reduced in future years based on an assessment of earnings sufficient to fully utilize these potential tax benefits.

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses and other items. Loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

The Company’s deferred taxes as of March 31, 2018 and December 31, 2017 consist of the following:

	March 31, 2018	December 31, 2017
Non-Current deferred tax asset:	-
Net operating loss carry-forwards (a)	$28,096	$19,867
Valuation allowance (a)	(28,096)	(19,867)
Net non-current deferred tax asset	$-	$-

The income tax provision (benefit) differs from the amount of income tax determined by applying the U.S. federal income tax rate of 21% for 2018 and 35% for 2017 to pretax income due to the following:

	Three Months Ended
	March 31, 2018	March 31, 2017
Expected tax at 21% for 2018 (a) and 35% for 2017	$(17,914)	$(185,607)
Non-deductible stock-based compensation	525	183,750
Non-deductible expense from derivative liability	4,544	-
Non-deductible amortization of debt discounts	4,616	-
Change in Valuation allowance	8,229	1,857
Provision for (benefit from) income taxes	$-	$-

(a)	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate was changed to 21% effective January 1, 2018. Accordingly, we reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $13,245 from $33,112 to $19,867 as of December 31, 2017.

All tax years remain subject to examination by the Internal Revenue Service.

NOTE I - INCOME TAXES

At December 31, 2017, the Company has available for federal income tax purposes a net operating loss carry forward of approximately $203,395, expiring in the year 2037, that may be used to offset future taxable income. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, since in the opinion of management based upon the earnings history of the Company; it is more likely than not that the benefits will not be realized. Due to possible significant changes in the Company’s ownership, the future use of its existing net operating losses may be limited. All or a portion of the remaining valuation allowance may be reduced in future years based on an assessment of earnings sufficient to fully utilize these potential tax benefits.

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses and other items. Loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

The Company’s deferred taxes as of December 31, 2017 and December 31, 2016 consist of the following:

	December 31, 2017	December 31, 2016
Net operating loss carry-forwards	$42,713	$38,076
Valuation allowance	(42,713)	(38,076)
Net non-current deferred tax asset	$-	$-

The income tax provision (benefit) differs from the amount of income tax determined by applying the U.S. federal income tax rate of 35% to pretax income due to the following:

	Year Ended
	December 31, 2017	December 31, 2016
Expected tax at 35%	$(282,523)	$(36,050)
Non-deductible stock-based compensation	186,375	-
Non-deductible expense from derivative liability	50,016	-
Non-deductible amortization of debt discounts	13,020	-
Remeasurement of deferred income tax assets from 35% to 21% (a)	28,475	-
Change in Valuation allowance	4,637	36,050
Provision for (benefit from) income taxes	$-	$-

(a)	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018. Accordingly, we have reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $28,475 from $71,188 to $42,713 as of December 31, 2017.

All tax years remain subject to examination by the Internal Revenue Service.